UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2000

Check here if Amendment [   ];  Amendment Number:

This Amendment :        [      ] is a restatement
  (Check only one.)     [      ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                       Piedra Capital, Ltd.
Address:     )              3700 Buffalo Speedway
                            Suite 520
                            Houston, Texas 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent th

Person Signing this Report on Behalf of Reporting Manager:

Name:                       S. Peter Hidalgo, II
Title                       Principal
Phone:                      713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II     HOUSTON, TEXAS       MAY 15, 2000

Report Type (Check only one):

[  XX  ]                    13F HOLDINGS REPORT
[      ]                    13F NOTICE
[      ]                    13F COMBINATION REPORT

List of Other managers Reporting for this Manger:  0

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:     58
Form 13F Information Table Value Total:    $195,208.07.00


List of Other Managers:

No.   13F File Number       Name

      NONE

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        FORM 13F HOLDINGS REPORT
          PIEDRA CAPITAL, LTD.
     All Equity Holdings =>$200,000
           March 31, 2000


       	             Title of                VALUE      SHARES/	 SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
Security	       Class     CUSIP	     (000)	PRN AMT	 PRN CALL DISCRETION  MANAGERS SOLE   SHARED NONE

Abbott Laboratories	COM    002824100    $1,825.74 	  51886	  SH	    SOLE	None	51886
ADC Telecommunications	COM    000886101    $9,125.35  	 169380	  SH	    SOLE	None   169380
AES Corp.	        COM    00130H105    $5,664.09  	  71925   SH        SOLE	None	71925
AFLAC	                COM    001055102    $4,531.65 	  99460	  SH	    SOLE	None	99460
American Power Conve	COM    029066107    $7,965.49 	 185784	  SH	    SOLE	None   170784	    15000*
AptarGroup Inc.	        COM    038336103    $  244.19 	   9150	  SH	    SOLE	None     9150
Autodesk, Inc.	        COM    052769106    $6,883.01 	 151275	  SH	    SOLE	None   151275
AutoZone Inc.	        COM    053332102    $2,497.50 	  90000	  SH	    SOLE	None	90000
Bell Atlantic Corp	COM    077853109    $  220.05 	   3600	  SH	    SOLE	None	 3600
BISYS Group	        COM    055472104    $3,715.36 	  55870	  SH	    SOLE	None	55870
BMC Software Inc.	COM    055921100    $5,700.34 	 115450	  SH	    SOLE	None   115450
Calpine Corp.	        COM    131347106    $  582.80 	   6200	  SH	    SOLE	None	 6200
Cardinal Health Ind	COM    14149Y108    $6,885.15 	 150085	  SH	    SOLE	None   150085
Carlisle Companies Inc	COM    142339100    $2,032.00 	  50800	  SH	    SOLE	None	50800
Citadel Communications  COM    172853202    $  384.16 	   9106	  SH	    SOLE	None	 9106
Compuware Corp	        COM    205638109    $3,224.25 	 153080	  SH	    SOLE	None   153080
Concord EFS Inc.	COM    206187105    $5,256.01 	 229145	  SH	    SOLE	None   229145
Dell Computer	        COM    247025109    $1,224.38 	  22700	  SH	    SOLE	None    22700
Diebold Inc.	        COM    253651103    $  214.50 	   7800	  SH	    SOLE	None	 7800
ECI Telecom Ltd.	COM    268258100    $3,865.09 	 123190	  SH	    SOLE	None   123190
Elan Corp. ADR	        ADR    284131208    $7,759.55 	 163359	  SH	    SOLE	None   163359
Equitable Resources,Inc COM    294549100    $  347.30 	   7750	  SH	    SOLE	None	 7750
Exxon Mobil Corporation	COM    302290101    $1,581.37 	  20274	  SH	    SOLE	None	20274
Family Dollar Stores	COM    307000109    $5,432.27 	 261010	  SH	    SOLE	None   261010
Genzyme General	        COM    372917104    $5,278.66 	 105310	  SH	    SOLE	None   105310
Harman International 	COM    413086109    $  279.00 	   4650	  SH	    SOLE	None	 4650
Informix Corporation	COM    456779107    $4,961.76 	 292945	  SH	    SOLE	None   292945
Jabil Circuit Inc.    	COM    466313103    $6,336.13 	 146500	  SH	    SOLE	None   146500
Manor Care Inc. 	COM    404134108    $3,166.43 	 234550	  SH	    SOLE	None   234550
Masco	                COM    574599106    $1,535.45 	  74900	  SH	    SOLE	None	74900
MasTec Inc.	        COM    576323109    $6,881.48 	  77320	  SH	    SOLE	None	77320
MCI Worldcom Inc.	COM    55268B106    $1,622.64 	  35810	  SH	    SOLE	None	35810
MedQuist Inc.	        COM    584949101    $3,153.75 	 116000	  SH	    SOLE	None   116000
MicroChip Technology    COM    595017104    $6,539.07 	  99453	  SH	    SOLE	None	99453
NCR Corp.	        COM    62886E108    $2,667.71 	  66485	  SH	    SOLE	None	66485
Nokia, Inc.	        ADR    654902204    $1,966.70 	   8859	  SH	    SOLE	None	 8859
Nortel Networks Corp.	COM    665815106    $3,152.52 	  25020	  SH	    SOLE	None	25020
Office Depot Inc.	COM    676220106    $  206.39 	  17850	  SH	    SOLE	None	17850
Protective Life Corp	COM    743674103    $4,549.62 	 143295	  SH	    SOLE	None   143295
QUALCOMM Inc.	        COM    747525103    $  477.80 	   3200	  SH	    SOLE	None	 3200
Rouse Company	        COM    779273101    $  641.46 	  30365	  SH	    SOLE	None	30365
Rowan Companies	        COM    779382100    $6,656.11 	 226110	  SH	    SOLE	None   218544	    7566*
Schering-Plough Corp	COM    806605101    $1,310.51 	  35300	  SH	    SOLE	None	35300
Sensormatic Electronics COM    817265101    $  473.21 	  21090	  SH	    SOLE	None	21090
Solectron Corp. Del.	COM    834182107    $1,522.34 	  37940	  SH	    SOLE	None	37940
SouthTrust Corp.	COM    844730101    $3,687.93 	 144980	  SH	    SOLE	None   144980
Southwest Airlines, 	COM    844741108    $5,139.12 	 246924	  SH	    SOLE	None   246924
SunGard Data Systems	COM    867363103    $5,266.50 	 139510	  SH	    SOLE	None   139510
Swift Transportation Co	COM    870756103    $2,332.90 	 113800	  SH	    SOLE	None   113800
Tech Data Corp.	        COM    878237106    $2,327.55 	  70800	  SH	    SOLE	None	70800
Tellabs Inc.	        COM    879664100    $  214.15 	   3400	  SH	    SOLE	None	 3400
Teva Pharmaceutical Ind	ADR    881624209    $6,487.52 	 173870	  SH	    SOLE	None   173870
Transocean SEDCO Forex 	COM    839817106    $6,579.29 	 128220	  SH	    SOLE	None   128220
Visx Inc.	        ADR    92844S105    $2,472.51 	 135480	  SH	    SOLE	None   135480
Watson Pharmaceuticals  COM    942683103    $5,546.13 	 139745	  SH	    SOLE	None   139745
Weatherford Internat'l	COM    947074100    $  501.35 	   8570	  SH	    SOLE	None	 8570
Wellman Inc.	        COM    949702104    $  217.34 	  10970	  SH	    SOLE	None	10970
Williams-Sonoma	        COM    969904101    $3,895.46 	 125660	  SH	    SOLE	None   125660
TOTAL PORTFOLIO 			  $195,208.07
                             *Shares on loan by client as of record date



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